Cover	9 Months Ended
Jul. 31, 2025
Entity Addresses [Line Items]
Document Type	F-4/A
Amendment Flag	true
Amendment Description	Update information
Entity Registrant Name	KHEOBA Limited
Entity Central Index Key	0002084698
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	60 Kaki Bukit PI
Entity Address, Address Line Two	09-12 Eunos Techpark
Entity Address, Country	SG
Entity Address, Postal Zip Code	415979
City Area Code	+65
Local Phone Number	8805 3151
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	800
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.